Shareholders' Equity (Restricted Shares and RSUs Activity Roll Forward) (Details) - Restricted Shares/Units shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Restricted Shares/Units
Nonvested at beginning of period (in shares) | shares	11,824
Granted (in shares) | shares	5,235
Vested (in shares) | shares	(3,150)
Forfeited (in shares) | shares	(393)
Nonvested at end of period (in shares) | shares	13,516
Expected to vest at end of period (in shares) | shares	12,384
Wtd. Avg. Grant Date Fair Value
Nonvested at beginning of period (in usd per share) | $ / shares	$ 29.81
Granted (in usd per share) | $ / shares	27.49
Vested (in usd per share) | $ / shares	27.76
Forfeited (in usd per share) | $ / shares	29.74
Nonvested at end of period (in usd per share) | $ / shares	29.39
Expected to vest at end of period (in usd per share) | $ / shares	$ 29.39